North Square Advisory Research Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 100.0%
	COMMUNICATION SERVICES - 2.2%
	Entertainment - 0.4%
891	Madison Square Garden Entertainment Corp.*	$69,819
	Interactive Media & Services - 0.5%
12,885	Nextdoor Holdings, Inc.*	80,789
	Media - 1.3%
3,050	TechTarget, Inc.*	239,059
	TOTAL COMMUNICATION SERVICES	389,667

	CONSUMER DISCRETIONARY - 17.1%
	Auto Components - 4.5%
6,305	Gentherm Inc.*	534,916
11,370	Holley Inc.*	147,469
957	Visteon Corp.*	115,003
		797,388
	Hotels, Restaurants & Leisure - 6.8%
16,565	Arcos Dorados Holdings, Inc. - Class A*1	128,048
9,379	F45 Training Holdings Inc.*	144,249
3,629	Kura Sushi USA, Inc. - Class A*	191,248
13,410	Lindblad Expeditions Holdings, Inc.*	237,759
16,595	Membership Collective Group Inc. - Class A*	135,913
9,047	Portillo's Inc. - Class A*	226,718
5,308	Sweetgreen Inc. - Class A*	134,452
		1,198,387
	Household Durables - 2.7%
11,201	The Lovesac Co.*	475,930
	Internet & Direct Marketing Retail - 1.7%
8,376	Cazoo Group Ltd.*1	29,567
5,494	Xometry, Inc. - Class A*	268,712
		298,279
	Leisure Products - 0.7%
5,269	Callaway Golf Co.*	130,355
	Specialty Retail - 0.7%
14,401	Brilliant Earth Group, Inc. - Class A*	131,049
	TOTAL CONSUMER DISCRETIONARY	3,031,388

	CONSUMER STAPLES - 1.5%
	Food Products - 1.5%
6,558	The Simply Good Foods Co.*	259,894
	TOTAL CONSUMER STAPLES	259,894

	ENERGY - 7.4%
	Oil, Gas & Consumable Fuels - 7.4%
3,498	Centrus Energy Corp. - Class A*	158,354
10,062	Denbury Inc.*	731,105
8,698	Matador Resources Co.	431,421
	TOTAL ENERGY	1,320,880

	FINANCIALS - 5.2%
	Banks - 2.2%
6,764	BankUnited, Inc.	298,969
1,691	HomeStreet, Inc.	87,019
		385,988
	Consumer Finance - 2.4%
6,074	Enova International, Inc.*	247,637
9,777	LendingClub Corp.*	181,656
		429,293
	Insurance - 0.6%
1,196	Goosehead Insurance, Inc. - Class A	104,028
	TOTAL FINANCIALS	919,309

	HEALTH CARE - 23.0%
	Biotechnology - 5.6%
10,081	BioCryst Pharmaceuticals, Inc.*	167,445
1,663	Biohaven Pharmaceutical Holding Co Ltd.*1	197,415
6,157	Cerevel Therapeutics Holdings, Inc.*	162,976
5,361	Cytokinetics, Inc.*	189,351
934	Intellia Therapeutics, Inc.*	92,326
1,030	Krystal Biotech, Inc.*	65,456
2,174	Zentalis Pharmaceuticals, Inc.*	108,461
		983,430
	Health Care Equipment & Supplies - 8.1%
6,557	Axonics, Inc.*	372,175
7,919	InMode Ltd.*1	338,062
6,398	STAAR Surgical Co.*	507,489
54,366	ViewRay Inc.*	226,163
		1,443,889
	Health Care Providers & Services - 2.0%
14,127	Agiliti, Inc.*	254,427
4,152	Privia Health Group, Inc.*	106,873
		361,300

	Health Care Technology - 6.0%
24,836	Evolent Health, Inc. - Class A*	661,879
1,734	Omnicell, Inc.*	224,172
3,894	OptimizeRx Corp.*	176,359
		1,062,410
	Pharmaceuticals - 1.3%
4,115	Intra-Cellular Therapies, Inc.*	228,300
	TOTAL HEALTH CARE	4,079,329

	INDUSTRIALS - 21.4%
	Construction & Engineering - 1.6%
12,736	Fluor Corp.*	275,862
	Electrical Equipment - 2.2%
5,225	Vicor Corp.*	390,673
	Machinery - 9.1%
5,790	Albany International Corp. - Class A	508,478
5,561	Hillenbrand, Inc.	265,316
1,449	Kadant Inc.	285,960
5,169	Kornit Digital Ltd.*1	490,176
5,386	Titan International, Inc.*	60,323
		1,610,253
	Professional Services - 4.0%
6,053	Franklin Covey Co.*	279,043
8,558	KBR, Inc.	424,819
		703,862
	Trading Companies & Distributors - 4.6%
22,134	Custom Truck One Source, Inc.*	173,974
5,441	H&E Equipment Services, Inc.	227,216
5,949	Textainer Group Holdings Ltd.[1]	211,249
1,971	Veritiv Corp.*	211,232
		823,671
	TOTAL INDUSTRIALS	3,804,321

	INFORMATION TECHNOLOGY - 17.2%
	Semiconductors & Semiconductor Equipment - 7.9%
3,077	Ambarella, Inc.*1	429,888
8,388	Impinj, Inc.*	576,675
5,101	MaxLinear, Inc.*	312,946
431	Sitime Corp.*	87,122
		1,406,631
	Software - 6.7%
3,312	Docebo Inc.*1	174,278
8,664	SEMrush Holdings, Inc. - Class A*	129,180
4,049	Sprout Social, Inc. - Class A*	263,630
5,038	UserTesting, Inc.*	41,916
5,555	Workiva Inc.*	584,942
		1,193,946

	Technology Hardware, Storage & Peripherals - 2.6%
10,274	Avid Technology, Inc.*	323,220
5,059	Stratasys Ltd.*1	126,880
		450,100
	TOTAL INFORMATION TECHNOLOGY	3,050,677

	MATERIALS - 2.9%
	Metals & Mining - 2.9%
13,654	Allegheny Technologies, Inc.*	351,454
3,567	MP Materials Corp.*	162,726
	TOTAL MATERIALS	514,180

	REAL ESTATE - 2.1%
	Real Estate Management & Development - 2.1%
13,766	eXp World Holdings, Inc.	368,103
	TOTAL REAL ESTATE	368,103

	TOTAL COMMON STOCKS
	(Cost $19,153,424)	17,737,748

	SHORT-TERM INVESTMENT - 0.7%
123,047	First American Treasury Obligations Fund - Class X, 0.01%[2]	123,047
	TOTAL SHORT-TERM INVESTMENT
	(Cost $123,047)	123,047

	TOTAL INVESTMENTS - 100.7%
	(Cost $19,276,471)	17,860,795
	Liabilities in Excess of Other Assets - (0.7)%	(126,549)
	TOTAL NET ASSETS - 100.0%	$17,734,246

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is annualized seven-day yield at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Advisory Research Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	23.0%
Industrials	21.4%
Information Technology	17.2%
Consumer Discretionary	17.1%
Energy	7.4%
Financials	5.2%
Materials	2.9%
Communication Services	2.2%
Real Estate	2.1%
Consumer Staples	1.5%
Total Common Stocks	100.0%
Short-Term Investment	0.7%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

North Square Advisory Research Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2022, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$17,737,748	$-	$-	$17,737,748
Short-Term Investment	123,047	-	-	123,047
Total Investments	$17,860,795	$-	$-	$17,860,795

[1]	For a detailed break-out of these securities by major sector and industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.